Rule 497(e)
                                                          SEC File No. 002-85378
                                                          Rule 482 ad




                        THIS YEAR THE STARS AT MUIRFIELD
                         WON'T JUST BE ON THE BACK NINE


                                 The FLEX-FUNDS
                                 MUIRFIELD FUND

                A no-load mutual fund that invests in the shares
                      of other top-performing mutual funds


                     Mutual Fund Magazine's Highest Rating

                               [5 stars] * * * * *


                  AVERAGE ANNUAL TOTAL RETURNS as of 3/31/99:

                        One Year    Three Years    Five Years    Ten Years
                        --------    -----------    ----------    ---------
THE FLEX-FUNDS
Muirfield Fund           31.32%       18.86%         17.32%       14.47%


                       Managed from Muirfield Village by
                             R. MEEDER & ASSOCIATES

                               CALL (800)325-FLEX
                         for a Prospectus and Fact Sheet
                 From Columbus and vicinity, call (614)766-7000
               Online: www.flexfunds.com E-Mail:info@flexfunds.com

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Performance figures represent average annual total returns for periods ended 3/31/99 and assume reinvestment of all dividend and capital gains distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Ratings are based on the Fund's risk-adjusted relative returns over the last ten years, with the most recent years assigned the most weight. The top 20% of funds receive 5 stars; the next 20% receive 4 stars; the next 20% receive 3 stars; etc. Ratings for The Muirfield are made among the total number of equity funds as follows: 1 year - 5 stars among 2812 funds; 3 years - 5 stars among 1967 funds; 5 years - 5 stars among 1242 funds; 10 years - 4 stars among 677 funds; Overall - 5 stars among 2339 funds, effective 5/14/99. To obtain a prospectus containing more complete information about the Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call The Flex-funds at (800)325-3539 or write P.O. Box 7177, Dublin, OH 43017. Please read the prospectus carefully before investing.

                                 THE FLEX-FUNDS